Share-based payment (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment [Abstract]
Schedule of fair value of the options granted
	2022 grants	2021 grants	2020 grants

Price per share	NIS 1.477	NIS 24.1 - 28.5	NIS 5.4 - 29.8
Exercise price	NIS 1.639	NIS 25.2 - 36	NIS 0.03 - 23.466
Expected volatility (%)	46	48	48
Expected term (in years)	10	10	10
Risk-free interest (%)	2.97	1.53	1.53
Expected dividend rate (%)	-	-	-

Schedule of share-based payment
	2022		2021		2020
	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price

Outstanding at the beginning of the year	795,519	10.61	662,501	5.64	301,995	5.77
Granted	1,031,000	1.639	140,000	34.93	395,804	6.40
Forfeited	-	-	(6,982)	21.30	(8,287)	12.12
Exercised	-	-	-	-	(27,011)	1.12
Outstanding at the end of the year	1,826,519	5.74	795,519	10.61	662,501	5.64
Exercisable at the end of the year	651,277	8.81	516,135	6.17	381,173	4.40